Note 19 - Other Charges (Details Textual) $ in Millions	Jan. 31, 2019 USD ($)
Workforce Reduction Charges [Member] | Fiscal 2018 Restructuring Plan [Member]
Restructuring and Related Cost, Cost Incurred to Date	$ 0.5